Organization and Nature of Operations (Details)									1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended				24 Months Ended
	Aug. 05, 2020 USD ($)	Aug. 05, 2020 CNY (¥)	Apr. 04, 2019 shares	Jul. 07, 2016	Jan. 11, 2016 USD ($) shares	Jan. 11, 2016 USD ($) shares	Sep. 03, 2015 shares	Dec. 07, 2006	Aug. 30, 2020 USD ($)	Aug. 30, 2020 CNY (¥)	Jun. 19, 2020 USD ($) $ / shares shares	Oct. 27, 2016	Jul. 17, 2013 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Oct. 30, 2019 shares	Apr. 05, 2019 $ / shares shares	Jul. 08, 2015 USD ($)	Nov. 06, 2013 USD ($)	Nov. 06, 2013 CNY (¥)	Jul. 17, 2013 CNY (¥)	May 27, 2013
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding | ¥																													¥ 400,000	¥ 20,000,000
Outstanding equity percentage													100.00%
Common stock, shares outstanding (in Shares) | shares							120,000,000							38,502,954		38,502,954		38,502,954		37,341,954				38,502,954
Number of investors							39
Common stock, shares issued (in Shares) | shares														38,502,954		38,502,954		38,502,954		37,341,954				38,502,954
Aggregate value of common stock														$ 3,850		$ 3,850		$ 3,850		$ 3,734
Loss before income taxes provisions														$ 538,525	$ 743,414	$ 799,029	$ 486,685	$ 584,928		$ 2,710,835	$ 33,323	$ 33,323
Purchase amount | ¥		¥ 74,515,000
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Preferred stock, shares issued (in Shares) | shares			(100,000,000)
Preferred stock, shares issued (in Shares) | shares														19,000,000		19,000,000		19,000,000		19,000,000				19,000,000	30,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Net income (loss)														$ 538,525	$ 727,815	$ 799,029	471,086	$ 979,907		$ 2,205,379
Cash balances														55,666		55,666		348,834		103,868
Current liabilities														8,726,842		8,726,842		21,161,217		14,688,418
Working capital														6,093,004		6,093,004		5,145,436
Sale of assets	$ 10,600,000	¥ 69,554,095							$ 11,420,000	¥ 74,520,000								11,420,000	¥ 74,520,000
Accululated deficit																		8,596,332		9,571,836
Working capital deficit																		4,001,073		6,213,140
Land and building value														$ 9,045,142		$ 9,045,142		8,692,242		18,102,300
Land and Building [Member]
Organization and Nature of Operations (Details) [Line Items]
Land and building value																		$ 14,960,000						¥ 97,640,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split, description			On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock, the change of corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.”, and the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock.
Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage											100.00%																100.00%
Acquisition percentage																												40.00%	40.00%
Description of owned subsidiaries				Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.								Muliang Industry established a subsidiary, namely, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd. owns the other 45% shares. Yunnan Muliang was setup for the sales development of West China.				Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.		Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.	Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage								95.00%
Common stock issued for agreement						$ 800
Zongfang Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage								5.00%
Weihai Fukang Bio-Fertilizer Co., Ltd. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															1.00%
Mr. Jianping Zhang [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																												$ 65,000
Shanghai Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding													$ 3,200,000
Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Remaining shares held (in Shares) | shares											1,011,000							1,011,000	1,011,000
Purchase amount											$ 2,830,800							$ 2,830,800
Common stock par value (in Dollars per share) | $ / shares											$ 2.80							$ 2.80
Sale of assets																		$ 673,278
Muliang Agritech Inc. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage											100.00%
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares							150,525,000
Remaining shares held (in Shares) | shares							30,525,000
Common stock, shares issued (in Shares) | shares					129,475,000	129,475,000
Aggregate value of common stock					$ 64,737.50	$ 64,737.50
Common stock issued for agreement, shares (in Shares) | shares						120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																											$ 5,000
ABC [Member]
Organization and Nature of Operations (Details) [Line Items]
Principal amount (in Yuan Renminbi) | ¥																								36,000,000
Shanghai Zhongta Construction Engineering Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥																								27,600,000
Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥																								¥ 5,200,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares							150,525,000
Remaining shares held (in Shares) | shares							30,525,000
Common stock, shares issued (in Shares) | shares					129,475,000	129,475,000
Aggregate value of common stock					$ 64,737.50	$ 64,737.50
Common stock issued for agreement, shares (in Shares) | shares					120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																											$ 5,000
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock issued for agreement					$ 800
Mullan Agritech [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares issued (in Shares) | shares																										500,000,000
Common stock par value (in Dollars per share) | $ / shares																										$ 0.0001
Preferred stock, shares issued (in Shares) | shares																										100,000,000
Preferred stock par value (in Dollars per share) | $ / shares																										$ 0.0001
Common Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares																							38,502,954
Net income (loss)
Common Stock [Member] | Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares issued (in Shares) | shares			(100,000,000)